Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Absolute Return Multi-Asset Fund

(the “Fund”)

Supplement dated August 16, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated February 28, 2019, as supplemented to date

At a meeting held on August 13-14, 2019, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs Trust (the “Trust”) approved a proposal to liquidate the Fund, a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about October 15, 2019 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Shares of the Fund will no longer be available for purchase as of the close of business on September 13, 2019, except that existing shareholders of the Fund may continue to purchase shares of the Fund until October 8, 2019. To the extent there are any dividend or distribution payments made prior to the Liquidation Date, they will continue to be paid either in cash, in additional shares of the Fund, or in shares of other Goldman Sachs Funds, depending on each shareholder’s current election, as disclosed in the Prospectuses.

Liquidation of Assets. Effective immediately, the Fund may depart from its stated investment objective and policies as it prepares to liquidate and distribute its assets to shareholders. It is anticipated that the Fund’s portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. In connection with the liquidation, all outstanding shares of the Fund on the Liquidation Date will be automatically redeemed by the Fund. Each shareholder of record on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder’s proportionate interest in the Fund’s net assets plus accrued and unpaid earnings of the Fund at the time of liquidation. The liquidation of the Fund’s portfolio is likely to result in increased transaction costs, which must be borne by the Fund and its shareholders, and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the liquidation.

Other Alternatives. At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof in cash or in-kind, as provided in the Prospectuses. Shareholders may also exchange their shares for shares of the same class of another Goldman Sachs Fund at net asset value without imposition of an initial sales charge or a contingent deferred sales charge. Redemption of shares by current shareholders between August 16, 2019 and the Liquidation Date will not be subject to any applicable contingent deferred sales charge.

Certain shareholders may redeem all or a portion of their shares of the Fund before the Liquidation Date, and as a result the Fund and its remaining shareholders may experience adverse effects. These shareholder redemptions may also negatively impact the Fund’s net asset value per share.

Goldman Sachs Absolute Return Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Absolute Return Multi-Asset Fund

(the “Fund”)

Supplement dated August 16, 2019 to the

Prospectuses, Summary Prospectuses and Statement of Additional Information (“SAI”),

each dated February 28, 2019, as supplemented to date

At a meeting held on August 13-14, 2019, upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees (the “Board”) of the Goldman Sachs Trust (the “Trust”) approved a proposal to liquidate the Fund, a series of the Trust. After careful consideration of a number of factors, the Board concluded that it is advisable and in the best interest of the Fund and its shareholders to liquidate the Fund. The Fund will be liquidated on or about October 15, 2019 (the “Liquidation Date”), pursuant to a Plan of Liquidation approved by the Board. The Liquidation Date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Shares of the Fund will no longer be available for purchase as of the close of business on September 13, 2019, except that existing shareholders of the Fund may continue to purchase shares of the Fund until October 8, 2019. To the extent there are any dividend or distribution payments made prior to the Liquidation Date, they will continue to be paid either in cash, in additional shares of the Fund, or in shares of other Goldman Sachs Funds, depending on each shareholder’s current election, as disclosed in the Prospectuses.

Liquidation of Assets. Effective immediately, the Fund may depart from its stated investment objective and policies as it prepares to liquidate and distribute its assets to shareholders. It is anticipated that the Fund’s portfolio will be positioned into cash, cash equivalents or other liquid assets on or prior to the Liquidation Date. In connection with the liquidation, all outstanding shares of the Fund on the Liquidation Date will be automatically redeemed by the Fund. Each shareholder of record on the Liquidation Date will receive proceeds of the automatic redemptions equal to the shareholder’s proportionate interest in the Fund’s net assets plus accrued and unpaid earnings of the Fund at the time of liquidation. The liquidation of the Fund’s portfolio is likely to result in increased transaction costs, which must be borne by the Fund and its shareholders, and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the liquidation.

Other Alternatives. At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof in cash or in-kind, as provided in the Prospectuses. Shareholders may also exchange their shares for shares of the same class of another Goldman Sachs Fund at net asset value without imposition of an initial sales charge or a contingent deferred sales charge. Redemption of shares by current shareholders between August 16, 2019 and the Liquidation Date will not be subject to any applicable contingent deferred sales charge.

Certain shareholders may redeem all or a portion of their shares of the Fund before the Liquidation Date, and as a result the Fund and its remaining shareholders may experience adverse effects. These shareholder redemptions may also negatively impact the Fund’s net asset value per share.